Events after the reporting period - Additional Information (Detail)		6 Months Ended
	Jan. 16, 2023 AUD ($) $ / shares	Dec. 31, 2022 AUD ($)	Jan. 03, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Issue of shares		$ 6,263,986
Major Ordinary Share Transactions [Member] | Share Purchase Plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issue of ordinary shares	$ 4,500,000
Issue of shares	2,606,000
Major Ordinary Share Transactions [Member] | Share Purchase Plan [Member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	30,000
Major Ordinary Share Transactions [Member] | Share Purchase Plan [Member] | Conditional Placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issue of ordinary shares	$ 1,707,428
Par value per share | $ / shares	$ 0.11
Major Ordinary Share Transactions [Member] | Share Purchase Plan [Member] | Unconditional Placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issue of ordinary shares	$ 2,792,572
Par value per share | $ / shares	$ 0.11
Labcorp Early Development Laboratories Inc [Member] | Deposit Recieved [Member]
Disclosure of non-adjusting events after reporting period [line items]
Deposits			$ 428,096